FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$613	$613
Accounts and other receivable, net (current and non-current)	—	—	3,234	3,234
Financial assets (current and non-current) (1)	12	98	180	290
Total	$12	$98	$4,027	$4,137
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$11	$31	$2,169	$2,211
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	7,940	7,940
Exchangeable and class B shares (3)	—	—	1,815	1,815
Total	$11	$31	$11,924	$11,966
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, deferred revenue, work in progress, post-employment benefits and other liabilities of $770 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)	11	184	158	353
Total	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (3)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Restricted cash	$72	$61
Derivative assets	66	106
Total current	$138	$167
Non-current
Restricted cash	$29	$22
Derivative assets	32	78
Loans and notes receivable	79	75
Other financial assets	12	11
Total non-current	$152	$186

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current, net	$1,254	$1,337
Non-current, net
Accounts receivable	87	100
Retainer on customer contract	69	55
Billing rights	697	597
Loan receivable from Brookfield Business Partners (1)	1,127	1,140
Total non-current, net	$1,980	$1,892
Total	$3,234	$3,229
____________________________________
(1)See Note 19 for additional information.
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$63	$(24)	$104	$(36)
Cross currency swaps	18	(13)	30	(14)
Interest rate derivatives	17	(5)	50	(5)
Total	$98	$(42)	$184	$(55)
Total current	$66	$(35)	$106	$(46)
Total non-current	$32	$(7)	$78	$(9)

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$613	$613
Accounts and other receivable, net (current and non-current)	—	—	3,234	3,234
Financial assets (current and non-current) (1)	12	98	180	290
Total	$12	$98	$4,027	$4,137
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$11	$31	$2,169	$2,211
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	7,940	7,940
Exchangeable and class B shares (3)	—	—	1,815	1,815
Total	$11	$31	$11,924	$11,966
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, deferred revenue, work in progress, post-employment benefits and other liabilities of $770 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)	11	184	158	353
Total	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (3)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 18 for additional information.
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$63	$(24)	$104	$(36)
Cross currency swaps	18	(13)	30	(14)
Interest rate derivatives	17	(5)	50	(5)
Total	$98	$(42)	$184	$(55)
Total current	$66	$(35)	$106	$(46)
Total non-current	$32	$(7)	$78	$(9)

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 1	Level 2
Financial assets
Derivative assets	$—	$98	$—	$184
Other financial assets	12	—	11	—
	$12	$98	$11	$184
Financial liabilities
Derivative liabilities	$—	$42	$—	$55
	$—	$42	$—	$55

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 1	Level 2
Financial assets
Derivative assets	$—	$98	$—	$184
Other financial assets	12	—	11	—
	$12	$98	$11	$184
Financial liabilities
Derivative liabilities	$—	$42	$—	$55
	$—	$42	$—	$55